SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 296,663	$ 473,247